Impairment of assets (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Disclosure of impairment loss and reversal of impairment loss
The following chart presents the changes on impairment losses through the year:

	12.31.2020	Additions	Reversal	Amortization	12.31.2021
Cash-generating units
Mid-Size / Super Mid-Size Platform	60.4	—	(57.9)	(2.5)	—
Satellites	3 .8	1.6	—	—	5.4

	64.2	1.6	(57.9)	(2.5)	5.4

Allocation of impairment losses
Fixed assets - Machinery and equipment	11.3				—
Fixed assets - Tooling	1.5				—
Intangibles - Internally developed	51.4				5.4

	64.2				5.4

Operating segments (Note 38)
Executive Aviation	60.4				—
Defense & Security	3.8				5.4

	64.2				5.4

Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test
Mid-Size
/ Super
Mid-Size
Platform (Executive Aviation)

Key assumption	Factor	Sensitivity	Impact in impairment test

Estimated aircraft deliveries during the useful life of platform up to 2050 and keeping current market share	—	5%	Negative changes of 5% in the estimated volume of deliveries would cause reduction in the CGU headroom from US$ 107 to US$ 27

Discount rate	10.7%	100bps	Increase of 100bps in the discount rate would cause reduction in the CGU headroom from US$ 107 to US$ 39

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in foreign currency (R$) to the functional currency (US$)	R$ 5.5805	10%	Reduction of 10% in foreign exchange rate (US$/R$) would cause reduction in the CGU headroom from US$ 107 to US$ 59

KC390 Millennium Platform [Member]
Statement [Line Items]
Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test
KC-390
Millennium Platform (Defense & Security)

Key assumption	Factor	Sensitivity	Impact in impairment test

Estimated aircraft deliveries during the useful life of platform up to 2041 and keeping current market share	—	5%	Negative changes of 5% in the estimated volume of deliveries would cause reduction in the CGU headroom from US$ 260 to US$ 231

Discount rate	10.7%	100bps	Increase of 100bps in the discount rate would cause reduction in the CGU headroom from US$ 260 to US$ 240

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in foreign currency (R$) to the functional currency (US$)	R$ 5.5805	10%	Reduction of 10% in foreign exchange rate (US$/R$) would cause reduction in the CGU headroom from US$ 260 to US$ 241

E2 Platform [Member]
Statement [Line Items]
Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test

Key assumption	Factor	Sensitivity	Impact in impairment test

Estimated aircraft deliveries during the useful life of platform up to 2045 and keeping current market share	—	5%	Negative changes of 5% in the estimated volume of deliveries would cause impairment losses of US$ 10

Discount rate	10.7%	100bps	Increase of 100bps in the discount rate would cause impairment losses of US$ 114

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in foreign currency (R$) to the functional currency (US$)	R$ 5.5805	10%	Reduction of 10% in foreign exchange rate (US$/R$) would cause impairment losses of US$ 179